Segment reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment reporting
Summary of segment information

Reportable segments	Operations
MINISO brand	Design, buying and sale of lifestyle products
TOP TOY brand	Design, buying and sale of pop toys
(i)	Segment results, assets and liabilities

Summary of segment results, assets and liabilities

	As at and for the year ended June 30, 2022
	Reportable segments
	MINISO		Total reportable	Other
	brand	TOP TOY brand	segments	segment	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
External revenues	9,468,718	446,930	9,915,648	170,001	10,085,649
Inter-segment revenue	895	501	1,396	215,183	216,579

Segment revenue	9,469,613	447,431	9,917,044	385,184	10,302,228
Segment profit/(loss) before taxation	941,037	(81,536)	859,501	97,455	956,956
Finance income	62,218	416	62,634	3,190	65,824
Finance costs	(26,481)	(6,904)	(33,385)	(11)	(33,396)
Depreciation and amortization	(317,273)	(32,528)	(349,801)	(1,916)	(351,717)
Other material non-cash items:
- credit loss on trade and other receivables	(27,054)	(1,762)	(28,816)	(108)	(28,924)
- impairment loss on non-current assets	(8,656)	(4,829)	(13,485)	—	(13,485)
Segment assets	8,310,214	519,814	8,830,028	171,163	9,001,191
Additions to non-current assets during the year*	319,809	141,101	460,910	8,510	469,420
Segment liabilities	3,552,457	620,953	4,173,410	62,341	4,235,751

	As at and for the year ended June 30, 2023
	Reportable segments
			Total reportable	Other
	MINISO brand	TOP TOY brand	segments	segment	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
External revenues	10,861,222	533,367	11,394,589	78,619	11,473,208
Inter-segment revenue	71	7,946	8,017	367,032	375,049

Segment revenue	10,861,293	541,313	11,402,606	445,651	11,848,257
Segment profit/(loss) before taxation	2,354,357	(20,412)	2,333,945	17,814	2,351,759
Finance income	139,577	1,201	140,778	2,969	143,747
Finance costs	(29,751)	(4,863)	(34,614)	(8)	(34,622)
Depreciation and amortization	(302,070)	(64,405)	(366,475)	(4,339)	(370,814)
Other material non-cash items:
- reversal of credit loss/(credit loss) on trade and other receivables	1,409	(246)	1,163	(91)	1,072
- impairment loss on non-current assets	(1,433)	(2,015)	(3,448)	—	(3,448)
Segment assets	10,573,747	361,397	10,935,144	190,366	11,125,510
Additions to non-current assets during the year*	933,768	37,434	971,202	4,221	975,423
Segment liabilities	3,937,784	493,044	4,430,828	43,699	4,474,527

	As at and for the six months ended December 31, 2023
	Reportable segments
			Total
		TOP TOY	reportable	Other
	MINISO brand	brand	segments	segment	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
External revenues	7,251,610	368,842	7,620,452	12,015	7,632,467
Inter-segment revenue	2,198	4,172	6,370	93,921	100,291

Segment revenue	7,253,808	373,014	7,626,822	105,936	7,732,758
Segment profit before taxation	1,644,839	6,479	1,651,318	2,924	1,654,242
Finance income	120,064	640	120,704	1,911	122,615
Finance costs	(23,042)	(2,146)	(25,188)	(14)	(25,202)
Depreciation and amortization	(245,796)	(31,906)	(277,702)	(3,058)	(280,760)
Other material non-cash items:
- (credit loss)/reversal of credit loss on trade and other receivables	(2,791)	988	(1,803)	(277)	(2,080)
- impairment loss on non-current assets	(3,682)	(865)	(4,547)	—	(4,547)
Segment assets	11,547,381	400,602	11,947,983	191,275	12,139,258
Additions to non-current assets during the period*	733,107	75,329	808,436	2,941	811,377
Segment liabilities	4,841,577	335,870	5,177,447	41,403	5,218,850

	As at and for the year ended December 31, 2024
	Reportable segments
			Total
		TOP TOY	reportable	Other
	MINISO brand	brand	segments	segment	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

External revenues	16,002,565	983,525	16,986,090	7,935	16,994,025
Inter-segment revenue	21,684	13,858	35,542	571,490	607,032

Segment revenue	16,024,249	997,383	17,021,632	579,425	17,601,057
Segment profit before taxation	3,255,049	92,428	3,347,477	10,109	3,357,586
Finance income	115,431	1,093	116,524	1,651	118,175
Finance costs	(87,117)	(5,798)	(92,915)	—	(92,915)
Depreciation and amortization	(713,062)	(81,220)	(794,282)	(5,216)	(799,498)
Other material non-cash items:
- reversal of credit loss on trade and other receivables	1,120	841	1,961	505	2,466
- impairment loss on non-current assets	(7,040)	(1,806)	(8,846)	—	(8,846)
Segment assets	12,115,859	939,552	13,055,411	51,843	13,107,254
Additions to non-current assets during the year*	2,433,807	214,698	2,648,505	7,002	2,655,507
Segment liabilities	6,925,668	681,475	7,607,143	38,956	7,646,099

Note:

*	The additions to non-current assets include additions to property, plant and equipment, right-of-use assets and intangible assets.

Summary of reconciliations of information on reportable segments

			For the six	For the Year
			months ended	ended
	For the year ended June 30,		December 31,	December 31,
	2022	2023	2023	2024
	RMB’000	RMB’000	RMB’000	RMB’000
i. Revenue
Total revenue for reportable segments	9,917,044	11,402,606	7,626,822	17,021,632
Revenue for other segment	385,184	445,651	105,936	579,425
Elimination of inter-segment revenue	(216,579)	(375,049)	(100,291)	(607,032)

Consolidated revenue	10,085,649	11,473,208	7,632,467	16,994,025

ii. Profit before taxation
Total profit before taxation for reportable segments	859,501	2,333,945	1,651,318	3,347,477
Profit before taxation for other segment	97,455	17,814	2,924	10,109
Unallocated amounts:
- Share of loss of equity-accounted investees, net of tax	(8,162)	—	—	—
- Expenses relating to construction of headquarters building and depreciation expense of apartments for use as staff quarters	(41,981)	(18,145)	(1,500)	(10,054)

Consolidated profit before taxation	906,813	2,333,614	1,652,742	3,347,532

	As at June 30,	As at December 31,
	2023	2023	2024
	RMB’000	RMB’000	RMB’000
iii. Assets
Total assets for reportable segments	10,935,144	11,947,983	13,055,411
Assets for other segment	190,366	191,275	51,843
Other unallocated amounts
- Assets relating to construction of headquarters building	2,078,833	2,107,557	2,275,477
- Assets relating to an investment holding company	—	—	2,508,145
- Apartments for use as staff quarters	243,370	238,494	229,252

Consolidated total assets	13,447,713	14,485,309	18,120,128

iv. Liabilities
Total liabilities for reportable segments	4,430,828	5,177,447	7,607,143
Liabilities for other segment	43,699	41,403	38,956
Other unallocated amounts
- Liabilities relating to construction of headquarters building	54,918	75,242	118,507

Consolidated total liabilities	4,529,445	5,294,092	7,764,606

v. Other material items

	For the year ended June 30, 2022
	Reportable
	segment	Other	Unallocated	Consolidated
	totals	segment	amount	totals
	RMB’000	RMB’000	RMB’000	RMB’000
Finance income	62,634	3,190	520	66,344
Finance costs	(33,385)	(11)	—	(33,396)
Depreciation and amortization	(349,801)	(1,916)	(38,154)	(389,871)
Credit loss on trade and other receivables	(28,816)	(108)	—	(28,924)
Impairment loss on non-current assets	(13,485)	—	—	(13,485)

	For the year ended June 30, 2023
	Reportable
	segment	Other	Unallocated	Consolidated
	totals	segment	amount	totals
	RMB’000	RMB’000	RMB’000	RMB’000
Finance income	140,778	2,969	1,478	145,225
Finance costs	(34,614)	(8)	—	(34,622)
Depreciation and amortization	(366,475)	(4,339)	(20,353)	(391,167)
Reversal of credit loss/(credit loss) on trade and other receivables	1,163	(91)	—	1,072
Impairment loss on non-current assets	(3,448)	—	—	(3,448)

	For the six months ended December 31, 2023
	Reportable
	segment	Other	Unallocated	Consolidated
	totals	segment	amount	totals
	RMB’000	RMB’000	RMB’000	RMB’000
Finance income	120,704	1,911	1,354	123,969
Finance costs	(25,188)	(14)	—	(25,202)
Depreciation and amortization	(277,702)	(3,058)	(4,481)	(285,241)
Credit loss on trade and other receivables	(1,803)	(277)	—	(2,080)
Impairment loss on non-current assets	(4,547)	—	—	(4,547)

	For the year ended December 31, 2024
	Reportable
	segment	Other	Unallocated	Consolidated
	totals	segment	amount	totals
	RMB’000	RMB’000	RMB’000	RMB’000

Finance income	116,524	1,651	497	118,672
Finance costs	(92,915)	—	—	(92,915)
Depreciation and amortization	(794,282)	(5,216)	(9,196)	(808,694)
Reversal of credit loss on trade and other receivables	1,961	505	3	2,469
Impairment loss on non-current assets	(8,846)	—	—	(8,846)

Summary of geographic information analyses

			For the six	For the year
			months ended	ended
	For the year ended June 30,		December 31,	December 31,
	2022	2023	2023	2024
	RMB’000	RMB’000	RMB’000	RMB’000
i. Revenue
Mainland China	7,442,156	7,650,821	4,843,127	10,312,116
Asia excluding China	1,174,323	1,821,080	1,157,261	2,541,817
North America	391,017	729,702	743,897	1,985,051
Latin America	798,102	1,008,356	660,039	1,445,691
Europe	174,691	151,496	154,737	414,493
Other	105,360	111,753	73,406	294,857

	10,085,649	11,473,208	7,632,467	16,994,025

	As at June 30,	As at December 31,
	2023	2023	2024
	RMB’000	RMB’000	RMB’000
ii. Non-current assets
Mainland China	2,672,426	2,906,878	3,626,187
Asia excluding China	121,614	166,623	413,285
North America	512,322	644,765	1,725,032
Europe	1,859	83,246	72,168
Other	—	45,647	143,858

	3,308,221	3,847,159	5,980,530